Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Tabular disclosure (Details) - Translation risk [member] € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 59,882
Net debt including derivatives	25,466
Net assets by currency	34,416
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	51,177
Net debt including derivatives	24,436
Net assets by currency	€ 26,741
Increase in euro interest rates (as a percent)	10.00%
Assets excluding net debt, appreciation	€ (791)
Net debt by currency including derivatives, appreciation	(94)
Net assets by currency, appreciation	€ (698)
Decrease in euro interest rates (as a percent)	10.00%
Assets excluding net debt, depreciation	€ 967
Net debt by currency including derivatives, depreciation	(115)
Net assets by currency, depreciation	853
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	218
Net debt including derivatives	(50)
Net assets by currency	268
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	(1,456)
Net debt including derivatives	(1,521)
Net assets by currency	65
Poland, Zlotych
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,528
Net debt including derivatives	1,435
Net assets by currency	2,093
Egypt, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	971
Net debt including derivatives	214
Net assets by currency	756
Jordan, Dinars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	574
Net debt including derivatives	118
Net assets by currency	456
Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	954
Net debt including derivatives	403
Net assets by currency	551
Other currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,919
Net debt including derivatives	433
Net assets by currency	€ 3,486